Waxess USA INCOME TAXES (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA INCOME TAXES	14. INCOME TAXES

The items accounting for the difference between income taxes computed at the federal statutory rate and the benefit for income taxes were as follows:

	For the Year Ended December 31
	2010	2009
Federal Statutory Rate	34.00%	34.00%
State Tax, Net of Federal Benefit	9.00%	9.00%
Valuation Allowance	(43.00%)	(43.00%)
Effective Income Tax Rate	0.00%	0.00%

Significant components of deferred tax assets and (liabilities) using the Company’s effective tax rates are as follows:

	For the Year Ended December 31
	2010	2009
Loss Carry forwards	$6,477,773	$1,603,982
Less – Valuation Allowance	(6,477,773)	(1,603,982)
State Tax, Net of Federal Benefit	$ -	$ -

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by a valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not.  The Company considers many factors when assessing the likelihood of future realization of our deferred tax assets, including recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carry-forward periods available to us for tax reporting purposes, and other relevant factors.

At December 31, 2010, based on the weight of available evidence, including cumulative losses in recent years and expectations of future taxable income, the Company determined that it was more likely than not that its deferred tax assets would not be realized.  Accordingly, the Company has recorded a valuation allowance equivalent to 100% of its cumulative deferred tax assets.

As a result of the implementation of certain provisions of ASC 740 the Company performed an analysis of its previous tax filings and determined that there were no positions taken that it considered uncertain. Therefore, there was no provision for uncertain tax positions for the years ended December 31, 2010 and 2009.  Future changes in uncertain tax positions are not expected to have an impact on the effective tax rate due to the existence of the valuation allowance.

The Company will continue to classify income tax penalties and interest, if any, as part of interest and other expenses in its statements of operations. The Company has incurred no interest or penalties as of December 31, 2010 and 2009.

The following table summarizes the open tax years for each major jurisdiction:

Jurisdiction      Open Tax Years

Federal              2008 – 2010

State                  2008 – 2010